Not FDIC Insured May Lose Value No Bank Guarantee
FAS3-Q3PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Core Equity (IU) Fund 2
Franklin International Core Equity (IU) Fund 10
Franklin U.S. Core Equity (IU) Fund 18
Notes to Schedules of Investments 25

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2023
Franklin Emerging Market Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.1%
Aerospace & Defense 0.2%
Bharat Electronics Ltd. ................................. India 147,999 $ 187,645
Air Freight & Logistics 0.4%
ZTO Express Cayman, Inc., ADR ......................... China 15,400 426,272
Automobile Components 0.6%
Fuyao Glass Industry Group Co. Ltd., A ..................... China 23,300 114,619
a
Fuyao Glass Industry Group Co. Ltd., H, 144A, Reg S .......... China 74,000 301,049
Hankook Tire & Technology Co. Ltd. ....................... South Korea 6,625 171,165
Tube Investments of India Ltd. ............................ India 3,773 119,838
706,671
Automobiles 3.0%
BYD Co. Ltd., A ....................................... China 24,400 906,263
BYD Co. Ltd., H ...................................... China 66,000 2,001,507
a
Yadea Group Holdings Ltd., 144A, Reg S ................... China 288,000 673,344
3,581,114
Banks 13.9%
Absa Group Ltd. ...................................... South Africa 54,410 529,245
Abu Dhabi Islamic Bank PJSC ........................... United Arab
Emirates 168,579 522,270
a
Banco del Bajio SA, 144A, Reg S ......................... Mexico 176,171 579,579
Bancolombia SA ...................................... Colombia 15,360 117,701
Bank Central Asia Tbk . PT .............................. Indonesia 1,601,900 991,338
Bank of Beijing Co. Ltd., A ............................... China 282,995 194,269
Bank of Jiangsu Co. Ltd., A .............................. China 164,400 183,637
Bank of the Philippine Islands ............................ Philippines 62,732 121,811
BDO Unibank , Inc. .................................... Philippines 109,502 284,933
China Merchants Bank Co. Ltd., A ......................... China 176,600 861,507
China Minsheng Banking Corp. Ltd., H ..................... China 1,396,000 512,807
Commercial International Bank Egypt SAE .................. Egypt 69,104 120,340
b
Grupo Financiero Inbursa SAB de CV, O .................... Mexico 275,200 669,807
Haci Omer Sabanci Holding A/S .......................... Turkey 236,464 464,834
Hana Financial Group, Inc. .............................. South Korea 57,840 1,818,196
Hong Leong Bank Bhd. ................................. Malaysia 144,400 652,591
Hong Leong Financial Group Bhd. ......................... Malaysia 50,100 203,523
Huaxia Bank Co. Ltd., A ................................ China 177,000 147,697
ICICI Bank Ltd. ....................................... India 96,592 1,090,879
Industrial Bank Co. Ltd., A ............................... China 278,206 694,624
KB Financial Group, Inc. ................................ South Korea 18,065 670,745
Komercni Banka A/S ................................... Czech Republic 4,921 158,859
Metropolitan Bank & Trust Co. ............................ Philippines 401,070 424,133
Qatar Islamic Bank SAQ ................................ Qatar 168,512 826,857
Shinhan Financial Group Co. Ltd. ......................... South Korea 72,075 1,887,630
Taiwan Business Bank ................................. Taiwan 1,338,000 607,732
a,b,c
TCS Group Holding plc, GDR, Reg S ...................... Russia 2,334 —
Woori Financial Group, Inc. .............................. South Korea 124,787 1,097,927
16,435,471
Beverages 1.8%
Ambev SA ........................................... Brazil 190,900 541,930
Arca Continental SAB de CV ............................. Mexico 97,700 929,754
Jiangsu King's Luck Brewery JSC Ltd., A .................... China 16,800 145,644
b
United Spirits Ltd. ..................................... India 50,403 481,046
2,098,374
Biotechnology 0.6%
a
3SBio, Inc., 144A, Reg S ................................ China 329,000 329,641

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
b
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A ....... China 8,200 $ 124,666
Celltrion , Inc. ......................................... South Korea 2,573 310,131
764,438
Broadline Retail 4.6%
b
Alibaba Group Holding Ltd. .............................. China 223,500 2,363,175
MINISO Group Holding Ltd., ADR ......................... China 6,800 125,392
momo.com, Inc. ...................................... Taiwan 14,000 379,091
Naspers Ltd., N ....................................... South Africa 1,575 280,739
b
PDD Holdings, Inc., ADR ................................ China 10,000 681,500
b
Vipshop Holdings Ltd., ADR ............................. China 94,201 1,478,956
Woolworths Holdings Ltd. ............................... South Africa 48,266 171,625
5,480,478
Capital Markets 0.9%
CITIC Securities Co. Ltd., A .............................. China 159,982 488,030
GF Securities Co. Ltd., H ............................... China 79,800 114,595
Hithink RoyalFlush Information Network Co. Ltd., A ............ China 6,300 162,898
Huatai Securities Co. Ltd., A ............................. China 88,700 180,685
Reinet Investments SCA ................................ Luxembourg 5,620 122,888
1,069,096
Chemicals 2.6%
Dongyue Group Ltd. ................................... China 326,000 331,738
Ganfeng Lithium Group Co. Ltd., A ........................ China 20,980 197,899
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 25,600 158,522
Indorama Ventures PCL ................................ Thailand 371,600 371,344
Kumho Petrochemical Co. Ltd. ........................... South Korea 4,036 412,863
Orbia Advance Corp. SAB de CV ......................... Mexico 86,600 199,504
a,b,c
PhosAgro PJSC, GDR, Reg S ............................ Russia 32,310 —
PI Industries Ltd. ...................................... India 5,065 210,303
Pidilite Industries Ltd. .................................. India 5,557 164,939
Sahara International Petrochemical Co. ..................... Saudi Arabia 77,549 809,460
SRF Ltd. ............................................ India 7,534 235,039
3,091,611
Commercial Services & Supplies 0.1%
S-1 Corp. ........................................... South Korea 2,840 124,077
Communications Equipment 0.2%
ZTE Corp., A ......................................... China 54,000 278,677
Construction & Engineering 0.8%
Gamuda Bhd. ........................................ Malaysia 410,300 382,198
Larsen & Toubro Ltd. ................................... India 19,639 570,019
952,217
Construction Materials 1.0%
b
ACC Ltd. ............................................ India 14,343 310,346
b
Ambuja Cements Ltd. .................................. India 129,677 631,292
Shree Cement Ltd. .................................... India 962 287,153
1,228,791
Consumer Finance 0.7%
Krungthai Card PCL ................................... Thailand 133,000 206,189
Shriram Finance Ltd. ................................... India 37,859 619,427
825,616

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail 1.4%
BGF retail Co. Ltd. .................................... South Korea 1,765 $ 246,330
Bid Corp. Ltd. ........................................ South Africa 7,228 164,481
Nahdi Medical Co. ..................................... Saudi Arabia 4,901 235,727
Sumber Alfaria Trijaya Tbk . PT ........................... Indonesia 2,613,800 516,832
Wal-Mart de Mexico SAB de CV .......................... Mexico 114,300 460,838
1,624,208
Containers & Packaging 0.1%
Klabin SA ........................................... Brazil 32,700 125,411
Diversified REITs 0.1%
Fibra Uno Administracion SA de CV ....................... Mexico 84,700 117,020
Diversified Telecommunication Services 1.7%
a
China Tower Corp. Ltd., H, 144A, Reg S .................... China 9,478,000 1,209,599
Chunghwa Telecom Co. Ltd. ............................. Taiwan 97,000 401,102
LG Uplus Corp. ....................................... South Korea 48,247 398,102
2,008,803
Electric Utilities 0.3%
Enel Americas SA ..................................... Chile 2,471,015 336,713
c
Inter RAO UES PJSC .................................. Russia 8,656,700 —
336,713
Electrical Equipment 1.5%
ABB India Ltd. ........................................ India 3,180 133,345
Havells India Ltd. ..................................... India 47,877 723,004
NARI Technology Co. Ltd., A ............................. China 29,800 112,907
TBEA Co. Ltd., A ...................................... China 50,700 166,129
Voltronic Power Technology Corp. ......................... Taiwan 8,000 459,694
Walsin Lihwa Corp. .................................... Taiwan 120,000 194,744
1,789,823
Electronic Equipment, Instruments & Components 2.8%
Delta Electronics Thailand PCL ........................... Thailand 8,284 176,189
Delta Electronics, Inc. .................................. Taiwan 36,000 352,420
Foxconn Industrial Internet Co. Ltd., A ...................... China 129,000 301,220
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 143,000 486,955
Kingboard Holdings Ltd. ................................ China 147,000 450,216
Largan Precision Co. Ltd. ............................... Taiwan 13,000 853,040
Unisplendour Corp. Ltd., A ............................... China 27,700 119,062
Zhen Ding Technology Holding Ltd. ........................ Taiwan 147,000 535,163
3,274,265
Entertainment 1.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., A China 27,500 122,389
NCSoft Corp. ........................................ South Korea 767 217,118
NetEase , Inc. ........................................ China 52,900 941,735
b
Tencent Music Entertainment Group, ADR ................... China 38,200 283,062
1,564,304
Financial Services 1.5%
Far East Horizon Ltd. .................................. China 276,000 248,293
FirstRand Ltd. ........................................ South Africa 156,915 552,966
Housing Development Finance Corp. Ltd. ................... India 24,572 838,148
Remgro Ltd. ......................................... South Africa 15,571 119,187
1,758,594

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 2.1%
Britannia Industries Ltd. ................................. India 22,418 $ 1,251,376
Nestle India Ltd. ...................................... India 1,043 278,164
Nestle Malaysia Bhd. .................................. Malaysia 12,000 364,533
Orion Corp. .......................................... South Korea 5,308 575,677
2,469,750
Gas Utilities 0.7%
Adani Total Gas Ltd. ................................... India 19,286 223,727
ENN Energy Holdings Ltd. ............................... China 13,000 178,249
Indraprastha Gas Ltd. .................................. India 71,958 437,534
839,510
Ground Transportation 0.2%
BTS Group Holdings PCL ............................... Thailand 883,300 199,680
Health Care Equipment & Supplies 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd., H ......... China 131,200 223,876
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 2,900 131,108
354,984
Health Care Providers & Services 1.0%
Dr. Sulaiman Al Habib Medical Services Group Co. ............ Saudi Arabia 11,800 928,093
Sinopharm Group Co. Ltd., H ............................ China 82,400 291,880
1,219,973
Hotels, Restaurants & Leisure 2.0%
a,b
Meituan Dianping , B, 144A, Reg S ........................ China 58,010 991,405
OPAP SA ........................................... Greece 11,108 189,439
a,b
Tongcheng Travel Holdings Ltd., Reg S ..................... China 217,200 462,023
Yum China Holdings, Inc. ............................... China 11,345 694,087
2,336,954
Household Durables 0.4%
Haier Smart Home Co. Ltd., A ............................ China 83,100 285,730
LG Electronics, Inc. .................................... South Korea 1,666 136,858
422,588
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV, A .................... Mexico 62,400 141,532
Independent Power and Renewable Electricity Producers 0.8%
b
Adani Power Ltd. ..................................... India 119,592 330,200
Engie Brasil Energia SA ................................ Brazil 46,100 381,055
Ratch Group PCL ..................................... Thailand 243,400 269,674
980,929
Industrial Conglomerates 0.9%
GS Holdings Corp. .................................... South Korea 9,539 283,520
KOC Holding A/S ..................................... Turkey 161,426 628,473
Mytilineos SA ........................................ Greece 4,554 132,136
1,044,129
Insurance 3.4%
Bupa Arabia for Cooperative Insurance Co. .................. Saudi Arabia 16,619 783,384
DB Insurance Co. Ltd. .................................. South Korea 8,245 518,480
OUTsurance Group Ltd. ................................ South Africa 190,773 362,900
Ping An Insurance Group Co. of China Ltd., A ................ China 130,900 983,809
Powszechny Zaklad Ubezpieczen SA ...................... Poland 52,580 484,402

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Samsung Life Insurance Co. Ltd. .......................... South Korea 18,100 $ 897,646
4,030,621
Interactive Media & Services 4.7%
Autohome , Inc., ADR ................................... China 17,000 504,050
b
Baidu, Inc., A ......................................... China 35,250 530,573
Tencent Holdings Ltd. .................................. China 102,300 4,543,711
5,578,334
IT Services 2.5%
Elm Co. ............................................ Saudi Arabia 5,377 628,777
HCL Technologies Ltd. ................................. India 11,570 151,436
Tata Consultancy Services Ltd. ........................... India 55,557 2,198,991
2,979,204
Life Sciences Tools & Services 0.8%
Divi's Laboratories Ltd. ................................. India 3,600 144,383
a
Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S ....... China 27,700 230,744
WuXi AppTec Co. Ltd., A ................................ China 23,400 229,367
a
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 38,040 334,555
939,049
Machinery 0.7%
Doosan Bobcat, Inc. ................................... South Korea 10,749 412,551
Shenzhen Inovance Technology Co. Ltd., A .................. China 23,300 208,696
Weichai Power Co. Ltd., A ............................... China 90,200 150,635
771,882
Marine Transportation 0.5%
Evergreen Marine Corp. Taiwan Ltd. ....................... Taiwan 85,000 448,630
Yang Ming Marine Transport Corp. ........................ Taiwan 64,000 131,943
580,573
Media 0.1%
MultiChoice Group .................................... South Africa 24,580 153,830
Metals & Mining 2.6%
African Rainbow Minerals Ltd. ............................ South Africa 16,139 202,728
CMOC Group Ltd., A ................................... China 240,300 207,870
Hindalco Industries Ltd. ................................. India 49,383 265,258
Kumba Iron Ore Ltd. ................................... South Africa 14,566 354,168
c
MMC Norilsk Nickel PJSC ............................... Russia 3,164 —
b,c
Novolipetsk Steel PJSC ................................ Russia 347,890 —
b,c
Severstal PAO ....................................... Russia 48,409 —
Sibanye Stillwater Ltd. .................................. South Africa 149,773 331,096
Southern Copper Corp. ................................. Mexico 2,402 184,546
Vale SA ............................................. Brazil 36,900 535,597
Vedanta Ltd. ......................................... India 85,553 293,809
Zijin Mining Group Co. Ltd., H ............................ China 390,000 660,283
3,035,355
Oil, Gas & Consumable Fuels 3.8%
Adaro Energy Indonesia Tbk . PT .......................... Indonesia 3,155,600 675,501
MOL Hungarian Oil & Gas plc ............................ Hungary 44,702 362,486
Motor Oil Hellas Corinth Refineries SA ..................... Greece 4,416 105,258
b
Petro Rio SA ......................................... Brazil 33,700 234,778
Petroleo Brasileiro SA .................................. Brazil 211,300 1,129,786
Polski Koncern Naftowy ORLEN SA ....................... Poland 15,565 237,459
Reliance Industries Ltd. ................................. India 34,540 1,026,885

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Turkiye Petrol Rafinerileri A/S ............................ Turkey 157,606 $ 538,216
United Tractors Tbk . PT ................................ Indonesia 121,700 240,245
4,550,614
Paper & Forest Products 0.1%
Indah Kiat Pulp & Paper Tbk . PT .......................... Indonesia 311,600 165,576
Passenger Airlines 0.3%
a,b
InterGlobe Aviation Ltd., 144A, Reg S ...................... India 12,029 298,384
Personal Care Products 0.9%
Colgate-Palmolive India Ltd. ............................. India 25,768 503,725
Hindustan Unilever Ltd. ................................. India 19,606 590,793
1,094,518
Pharmaceuticals 1.6%
CSPC Pharmaceutical Group Ltd. ......................... China 1,609,600 1,639,030
Kalbe Farma Tbk . PT .................................. Indonesia 1,415,800 204,985
1,844,015
Real Estate Management & Development 2.2%
Aldar Properties PJSC ................................. United Arab
Emirates 159,139 234,728
C&D International Investment Group Ltd. .................... China 143,000 440,382
Central Pattana PCL ................................... Thailand 182,600 365,032
Emaar Properties PJSC ................................ United Arab
Emirates 665,224 1,078,501
NEPI Rockcastle NV ................................... Romania 82,908 500,965
2,619,608
Semiconductors & Semiconductor Equipment 8.7%
b
Daqo New Energy Corp., ADR ........................... China 4,500 206,640
Novatek Microelectronics Corp. ........................... Taiwan 128,000 1,748,737
Shanghai Fudan Microelectronics Group Co. Ltd., H ........... China 61,000 184,666
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 452,000 7,396,836
Tongwei Co. Ltd., A .................................... China 43,900 253,680
b
United Microelectronics Corp. ............................ Taiwan 234,000 376,105
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A ......... China 16,800 166,803
10,333,467
Software 0.3%
Hundsun Technologies, Inc., A ............................ China 22,200 159,129
Tata Elxsi Ltd. ........................................ India 1,633 133,402
292,531
Specialty Retail 0.8%
Chow Tai Fook Jewellery Group Ltd. ....................... China 72,000 144,590
JUMBO SA .......................................... Greece 10,999 253,434
a
Topsports International Holdings Ltd., 144A, Reg S ............ China 325,000 289,714
Zhongsheng Group Holdings Ltd. ......................... China 57,500 245,609
933,347
Technology Hardware, Storage & Peripherals 6.1%
Catcher Technology Co. Ltd. ............................. Taiwan 143,000 843,012
Inventec Corp. ....................................... Taiwan 558,000 601,482
Lenovo Group Ltd. .................................... China 1,624,000 1,661,454
Samsung Electronics Co. Ltd. ............................ South Korea 83,106 4,090,623
7,196,571

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 1.2%
ANTA Sports Products Ltd. .............................. China 25,400 $ 315,622
Bosideng International Holdings Ltd. ....................... China 740,000 364,947
Li Ning Co. Ltd. ....................................... China 17,000 121,576
Page Industries Ltd. ................................... India 1,069 528,695
Pou Chen Corp. ...................................... Taiwan 128,000 132,506
1,463,346
Tobacco 0.5%
ITC Ltd. ............................................ India 111,553 582,372
Transportation Infrastructure 0.7%
Grupo Aeroportuario del Sureste SAB de CV, B ............... Mexico 17,490 502,002
International Container Terminal Services, Inc. ................ Philippines 46,650 182,633
Promotora y Operadora de Infraestructura SAB de CV ......... Mexico 17,910 186,288
870,923
Wireless Telecommunication Services 2.0%
Advanced Info Service PCL .............................. Thailand 220,600 1,385,515
Etihad Etisalat Co. .................................... Saudi Arabia 85,053 1,011,375
b,c
Mobile TeleSystems PJSC, ADR .......................... Russia 31,600 —
2,396,890
Total Common Stocks (Cost $110,604,152) .....................................
112,570,728
Preferred Stocks 3.6%
Banks 1.5%
d
Itau Unibanco Holding SA, 4.88% ......................... Brazil 146,200 759,724
d
Itausa SA, 5.28% ..................................... Brazil 583,030 1,014,575
1,774,299
Chemicals 0.4%
d
Sociedad Quimica y Minera de Chile SA, B, 0.01% ............ Chile 6,059 410,188
Electric Utilities 0.6%
d
Cia Energetica de Minas Gerais , 11.68% .................... Brazil 295,900 732,631
Metals & Mining 1.1%
d
Gerdau SA, 14.49% ................................... Brazil 257,795 1,301,379
Total Preferred Stocks (Cost $4,034,176) .......................................
4,218,497
Total Long Term Investments (Cost $114,638,328) ...............................
116,789,225
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.9%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 1,062,565 1,062,565
Total Money Market Funds (Cost $1,062,565) ...................................
1,062,565
Total Short Term Investments (Cost $1,062,565 ) .................................
1,062,565
a
Total Investments (Cost $115,700,893) 99.6% ...................................
$117,851,790
Other Assets, less Liabilities 0.4% .............................................
497,050
Net Assets 100.0% ...........................................................
$118,348,840

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 30 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $5,700,037, representing 4.8% of net assets.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2023
Franklin International Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 1.6%
BAE Systems plc ..................................... United Kingdom 860,314 $ 10,960,386
Dassault Aviation SA ................................... France 13,914 2,719,290
13,679,676
Air Freight & Logistics 0.6%
Deutsche Post AG ..................................... Germany 18,698 899,448
DSV A/S ............................................ Denmark 10,816 2,035,537
Nippon Express Holdings, Inc. ............................ Japan 42,300 2,482,429
5,417,414
Automobile Components 0.5%
Bridgestone Corp. ..................................... Japan 48,500 1,947,823
Continental AG ....................................... Germany 21,881 1,535,467
Valeo .............................................. France 40,950 799,690
4,282,980
Automobiles 2.6%
Bayerische Motoren Werke AG ........................... Germany 95,887 10,748,416
Mazda Motor Corp. .................................... Japan 313,300 2,835,414
Stellantis NV ......................................... United States 556,835 9,236,825
22,820,655
Banks 8.1%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 933,223 6,832,734
a
Danske Bank A/S ..................................... Denmark 380,189 8,034,975
DBS Group Holdings Ltd. ............................... Singapore 398,700 9,851,863
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 287,500 1,799,748
NatWest Group plc .................................... United Kingdom 1,583,106 5,214,908
Oversea-Chinese Banking Corp. Ltd. ....................... Singapore 491,200 4,647,190
Resona Holdings, Inc. .................................. Japan 208,300 1,038,236
Standard Chartered plc ................................. United Kingdom 972,474 7,705,040
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 248,600 10,161,932
Swedbank AB, A ...................................... Sweden 485,214 8,429,852
UniCredit SpA ........................................ Italy 387,658 7,682,326
71,398,804
Beverages 2.2%
b
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 929,500 2,685,487
Carlsberg A/S, B ...................................... Denmark 9,362 1,549,335
a
Coca-Cola HBC AG ................................... Italy 60,945 1,860,449
Heineken Holding NV .................................. Netherlands 59,435 5,705,161
Pernod Ricard SA ..................................... France 33,184 7,664,513
19,464,945
Biotechnology 1.0%
CSL Ltd. ............................................ United States 30,928 6,174,366
a
Swedish Orphan Biovitrum AB ............................ Sweden 94,154 2,290,893
8,465,259
Broadline Retail 0.3%
Next plc ............................................ United Kingdom 12,788 1,085,021
Wesfarmers Ltd. ...................................... Australia 42,616 1,474,233
2,559,254
Building Products 1.2%
Cie de Saint-Gobain ................................... France 176,859 10,240,130
Capital Markets 3.3%
3i Group plc ......................................... United Kingdom 464,624 10,337,435

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Deutsche Bank AG .................................... Germany 679,308 $ 7,468,095
Deutsche Boerse AG ................................... Germany 35,503 6,771,343
Nomura Holdings, Inc. .................................. Japan 289,700 1,038,623
UBS Group AG ....................................... Switzerland 151,296 3,079,434
28,694,930
Chemicals 3.2%
Air Liquide SA ........................................ France 24,043 4,325,493
BASF SE ........................................... Germany 31,574 1,633,286
ICL Group Ltd. ....................................... Israel 343,092 2,080,577
Nitto Denko Corp. ..................................... Japan 74,300 4,803,716
OCI NV ............................................. Netherlands 59,615 1,571,018
Shin-Etsu Chemical Co. Ltd. ............................. Japan 233,000 6,649,335
Solvay SA ........................................... Belgium 40,522 4,863,836
Tosoh Corp. ......................................... Japan 142,200 1,899,974
27,827,235
Commercial Services & Supplies 0.2%
Brambles Ltd. ........................................ Australia 97,341 922,094
Securitas AB, B ....................................... Sweden 127,360 1,141,371
2,063,465
Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B ........................ Sweden 332,100 1,828,130
Construction & Engineering 0.7%
ACS Actividades de Construccion y Servicios SA .............. Spain 116,986 4,022,622
Eiffage SA ........................................... France 16,078 1,913,839
5,936,461
Construction Materials 0.7%
CRH plc ............................................ Ireland 81,373 3,926,927
James Hardie Industries plc, CDI ......................... United States 101,023 2,254,340
6,181,267
Consumer Staples Distribution & Retail 1.6%
Carrefour SA ......................................... France 80,602 1,676,722
Jeronimo Martins SGPS SA ............................. Portugal 65,527 1,653,739
Koninklijke Ahold Delhaize NV ............................ Netherlands 304,873 10,483,907
13,814,368
Containers & Packaging 0.1%
Smurfit Kappa Group plc ................................ Ireland 23,556 872,809
Diversified Consumer Services 0.1%
IDP Education Ltd. .................................... Australia 44,942 844,315
Diversified REITs 0.3%
Stockland ........................................... Australia 881,042 2,611,742
Diversified Telecommunication Services 2.3%
Bezeq The Israeli Telecommunication Corp. Ltd. .............. Israel 1,197,916 1,653,880
Deutsche Telekom AG .................................. Germany 145,178 3,500,815
Spark New Zealand Ltd. ................................ New Zealand 479,490 1,553,370
Swisscom AG ........................................ Switzerland 12,752 8,755,385
Telenor ASA ......................................... Norway 387,334 4,833,821
20,297,271
Electric Utilities 1.5%
Acciona SA .......................................... Spain 13,433 2,489,211

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
BKW AG ............................................ Switzerland 11,802 $ 2,021,167
Endesa SA .......................................... Spain 167,876 3,766,257
Origin Energy Ltd. ..................................... Australia 835,372 4,631,735
12,908,370
Electrical Equipment 1.6%
Mitsubishi Electric Corp. ................................ Japan 236,400 2,931,311
Prysmian SpA ........................................ Italy 139,108 5,693,597
Schneider Electric SE .................................. United States 33,407 5,826,439
14,451,347
Electronic Equipment, Instruments & Components 1.2%
Ibiden Co. Ltd. ....................................... Japan 42,100 1,656,598
Keyence Corp. ....................................... Japan 8,500 3,833,410
TDK Corp. .......................................... Japan 76,600 2,633,619
Yokogawa Electric Corp. ................................ Japan 126,600 2,056,236
10,179,863
Entertainment 0.7%
Nintendo Co. Ltd. ..................................... Japan 81,900 3,462,772
Square Enix Holdings Co. Ltd. ............................ Japan 30,300 1,491,147
Universal Music Group NV .............................. Netherlands 49,471 1,080,912
6,034,831
Financial Services 1.5%
Edenred ............................................ France 92,643 6,019,900
a
EXOR NV ........................................... Netherlands 47,237 3,887,914
L E Lundbergforetagen AB, B ............................ Sweden 42,150 2,022,060
ORIX Corp. .......................................... Japan 67,700 1,151,833
13,081,707
Food Products 3.6%
Danone SA .......................................... France 21,589 1,428,969
MEIJI Holdings Co. Ltd. ................................. Japan 117,800 2,842,689
Nestle SA ........................................... United States 156,766 20,112,568
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 3,310,000 1,842,782
Yakult Honsha Co. Ltd. ................................. Japan 68,100 5,122,449
31,349,457
Gas Utilities 0.4%
Tokyo Gas Co. Ltd. .................................... Japan 175,900 3,603,230
Ground Transportation 0.5%
Aurizon Holdings Ltd. .................................. Australia 977,441 2,222,359
Kintetsu Group Holdings Co. Ltd. ......................... Japan 55,100 1,860,163
4,082,522
Health Care Equipment & Supplies 1.9%
BioMerieux .......................................... France 20,572 2,154,194
EssilorLuxottica SA .................................... France 19,668 3,894,224
Hoya Corp. .......................................... Japan 27,000 2,831,294
Olympus Corp. ....................................... Japan 453,100 7,932,740
16,812,452
Health Care Providers & Services 0.3%
Sonic Healthcare Ltd. .................................. Australia 125,196 2,951,239
Health Care Technology 0.1%
M3, Inc. ............................................ Japan 33,100 812,532

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 1.5%
Compass Group plc ................................... United Kingdom 149,520 $ 3,944,481
Genting Singapore Ltd. ................................. Singapore 1,685,100 1,433,558
InterContinental Hotels Group plc ......................... United Kingdom 16,462 1,131,873
b
La Francaise des Jeux SAEM, 144A, Reg S ................. France 57,801 2,470,746
Lottery Corp. Ltd. (The) ................................. Australia 1,167,722 3,915,355
12,896,013
Household Durables 1.0%
Barratt Developments plc ............................... United Kingdom 151,804 955,062
Sekisui House Ltd. .................................... Japan 323,100 6,642,991
Taylor Wimpey plc ..................................... United Kingdom 804,422 1,298,230
8,896,283
Household Products 0.6%
Reckitt Benckiser Group plc ............................. United Kingdom 44,726 3,614,300
Unicharm Corp. ....................................... Japan 35,300 1,425,163
5,039,463
Independent Power and Renewable Electricity Producers 0.3%
a
Corp. ACCIONA Energias Renovables SA ................... Spain 21,973 789,058
a
RWE AG ............................................ Germany 42,316 1,984,219
2,773,277
Industrial Conglomerates 1.7%
CK Hutchison Holdings Ltd. .............................. United Kingdom 1,291,500 8,634,124
Hitachi Ltd. .......................................... Japan 109,400 6,051,865
14,685,989
Industrial REITs 0.3%
Goodman Group ...................................... Australia 191,167 2,464,455
Insurance 4.9%
Ageas SA/NV ........................................ Belgium 52,231 2,327,393
Japan Post Holdings Co. Ltd. ............................ Japan 1,020,600 8,402,119
Legal & General Group plc .............................. United Kingdom 3,179,263 9,380,490
a
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 11,736 4,411,112
b
Poste Italiane SpA, 144A, Reg S .......................... Italy 84,437 878,811
QBE Insurance Group Ltd. .............................. Australia 617,669 6,316,158
Sampo OYJ, A ....................................... Finland 72,267 3,665,349
Zurich Insurance Group AG .............................. Switzerland 15,932 7,726,691
43,108,123
Interactive Media & Services 0.3%
b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 277,215 2,216,882
IT Services 0.6%
Otsuka Corp. ........................................ Japan 48,900 1,780,043
TIS, Inc. ............................................ Japan 122,400 3,361,317
5,141,360
Leisure Products 0.2%
Bandai Namco Holdings, Inc. ............................ Japan 88,000 1,999,104
Life Sciences Tools & Services 0.4%
Eurofins Scientific SE .................................. Luxembourg 13,706 957,449
a
QIAGEN NV ......................................... United States 29,812 1,333,336
Sartorius Stedim Biotech ................................ France 5,229 1,400,969
3,691,754

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 2.8%
Atlas Copco AB, B ..................................... Sweden 189,543 $ 2,430,816
CNH Industrial NV ..................................... United Kingdom 101,145 1,423,425
Komatsu Ltd. ........................................ Japan 300,600 7,476,432
Mitsubishi Heavy Industries Ltd. .......................... Japan 172,200 6,530,346
NGK Insulators Ltd. .................................... Japan 117,300 1,472,438
SKF AB, B .......................................... Sweden 215,643 3,904,987
Volvo AB, A .......................................... Sweden 51,171 1,083,420
24,321,864
Marine Transportation 0.3%
AP Moller - Maersk A/S, A ............................... Denmark 977 1,746,036
SITC International Holdings Co. Ltd. ....................... China 720,000 1,331,755
3,077,791
Media 0.3%
Hakuhodo DY Holdings, Inc. ............................. Japan 127,300 1,500,129
Publicis Groupe SA .................................... France 17,330 1,416,979
2,917,108
Metals & Mining 3.8%
BHP Group Ltd. ...................................... Australia 455,802 13,527,063
Fortescue Metals Group Ltd. ............................. Australia 433,866 6,070,492
Glencore plc ......................................... Australia 1,300,741 7,677,797
Pilbara Minerals Ltd. ................................... Australia 790,135 2,248,891
Rio Tinto Ltd. ........................................ Australia 56,440 4,233,264
33,757,507
Multi-Utilities 0.7%
E.ON SE ............................................ Germany 454,888 6,017,687
Office REITs 0.1%
Japan Real Estate Investment Corp. ....................... Japan 262 1,038,225
Oil, Gas & Consumable Fuels 4.7%
BP plc .............................................. United Kingdom 1,255,931 8,426,035
Equinor ASA ......................................... Norway 290,601 8,367,764
Idemitsu Kosan Co. Ltd. ................................ Japan 74,300 1,582,189
Inpex Corp. .......................................... Japan 108,700 1,189,597
OMV AG ............................................ Austria 32,449 1,535,714
Repsol SA ........................................... Spain 172,359 2,532,133
Santos Ltd. .......................................... Australia 495,218 2,345,895
Shell plc ............................................ Netherlands 155,239 4,770,211
TotalEnergies SE ..................................... France 171,783 10,977,920
41,727,458
Paper & Forest Products 0.3%
Mondi plc ........................................... Austria 121,192 1,931,234
UPM-Kymmene OYJ ................................... Finland 25,305 807,060
2,738,294
Passenger Airlines 0.1%
a
Qantas Airways Ltd. ................................... Australia 225,372 993,879
Personal Care Products 2.5%
Beiersdorf AG ........................................ Germany 45,685 6,379,548
L'Oreal SA .......................................... France 32,035 15,311,465
21,691,013
Pharmaceuticals 9.3%
AstraZeneca plc ...................................... United Kingdom 27,953 4,113,647

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Bayer AG ........................................... Germany 183,591 $ 12,117,420
GSK plc ............................................ United States 651,044 11,740,384
Ipsen SA ............................................ France 19,735 2,393,386
Novartis AG ......................................... Switzerland 135,920 13,904,564
Novo Nordisk A/S, B ................................... Denmark 103,391 17,199,050
Orion OYJ, B ........................................ Finland 54,502 2,560,360
Roche Holding AG .................................... United States 20,090 6,291,339
Sanofi SA ........................................... United States 46,713 5,034,635
Shionogi & Co. Ltd. .................................... Japan 146,700 6,567,440
81,922,225
Professional Services 1.8%
Randstad NV ........................................ Netherlands 63,701 3,461,556
RELX plc ........................................... United Kingdom 69,809 2,325,945
Wolters Kluwer NV .................................... Netherlands 74,301 9,845,304
15,632,805
Real Estate Management & Development 1.8%
CK Asset Holdings Ltd. ................................. Hong Kong 534,000 3,157,569
Daiwa House Industry Co. Ltd. ........................... Japan 177,500 4,524,537
a
Fastighets AB Balder, B ................................. Sweden 296,801 1,381,616
Hulic Co. Ltd. ........................................ Japan 197,300 1,698,888
Nomura Real Estate Holdings, Inc. ........................ Japan 64,400 1,604,903
Swire Pacific Ltd., A ................................... Hong Kong 270,500 2,147,237
Swiss Prime Site AG ................................... Switzerland 18,760 1,698,243
16,212,993
Retail REITs 0.3%
Japan Metropolitan Fund Investment Corp. .................. Japan 1,492 1,092,545
a
Unibail-Rodamco-Westfield .............................. France 34,715 1,861,796
2,954,341
Semiconductors & Semiconductor Equipment 3.1%
Advantest Corp. ...................................... Japan 93,600 7,294,963
ASML Holding NV ..................................... Netherlands 9,952 6,316,239
Disco Corp. .......................................... Japan 20,300 2,311,431
STMicroelectronics NV ................................. Singapore 199,726 8,544,470
SUMCO Corp. ....................................... Japan 193,900 2,670,520
27,137,623
Software 1.4%
a
Check Point Software Technologies Ltd. .................... Israel 19,304 2,458,557
Sage Group plc (The) .................................. United Kingdom 549,937 5,671,464
SAP SE ............................................ Germany 6,755 914,144
WiseTech Global Ltd. .................................. Australia 74,641 3,418,985
12,463,150
Specialty Retail 1.0%
Industria de Diseno Textil SA ............................. Spain 155,135 5,333,522
a,b
Zalando SE, 144A, Reg S ............................... Germany 58,923 2,423,692
ZOZO, Inc. .......................................... Japan 68,000 1,431,121
9,188,335
Technology Hardware, Storage & Peripherals 0.3%
Logitech International SA ............................... Switzerland 14,907 882,204
Seiko Epson Corp. .................................... Japan 132,300 2,023,510
2,905,714

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 30 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 4.2%
Burberry Group plc .................................... United Kingdom 206,961 $ 6,755,617
Cie Financiere Richemont SA ............................ Switzerland 32,934 5,444,323
Hermes International ................................... France 1,907 4,140,618
LVMH Moet Hennessy Louis Vuitton SE .................... France 14,576 14,021,654
Swatch Group AG (The) ................................ Switzerland 13,270 4,552,695
Swatch Group AG (The) ................................ Switzerland 27,822 1,755,330
36,670,237
Tobacco 0.9%
Imperial Brands plc .................................... United Kingdom 335,814 8,312,773
Trading Companies & Distributors 1.4%
Marubeni Corp. ....................................... Japan 275,600 3,911,933
Mitsubishi Corp. ...................................... Japan 226,200 8,387,178
12,299,111
Transportation Infrastructure 0.2%
a,b
Aena SME SA, 144A, Reg S ............................. Spain 9,088 1,530,711
Wireless Telecommunication Services 1.1%
KDDI Corp. .......................................... Japan 308,700 9,637,745
Total Common Stocks (Cost $751,621,155) .....................................
863,629,952
Rights
Rights 0.0%
Tobacco 0.0%
a,c
Swedish Match AB, 2/23/28 .............................. Sweden 314,685 —
Total Rights (Cost $3,314,738) ................................................
—
Total Long Term Investments (Cost $754,935,893) ...............................
863,629,952
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.9%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 7,770,133 7,770,133
Total Money Market Funds (Cost $7,770,133) ...................................
7,770,133
Total Short Term Investments (Cost $7,770,133 ) .................................
7,770,133
a
Total Investments (Cost $762,706,026) 99.2% ...................................
$871,400,085
Other Assets, less Liabilities 0.8% .............................................
7,560,389
Net Assets 100.0% ...........................................................
$878,960,474
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $14,049,111, representing 1.6% of net assets.

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2023
Franklin U.S. Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 99.1%
Aerospace & Defense 2.0%
General Dynamics Corp. .............................................. 26,410 $ 5,766,359
Lockheed Martin Corp. ............................................... 56,322 26,158,753
Textron, Inc. ....................................................... 43,326 2,900,243
34,825,355
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc. ............................... 92,117 10,486,599
Automobile Components 0.1%
BorgWarner, Inc. .................................................... 51,106 2,459,732
Automobiles 2.0%
General Motors Co. .................................................. 791,863 26,163,154
a
Tesla, Inc. ......................................................... 37,472 6,157,024
Thor Industries, Inc. ................................................. 28,915 2,284,863
34,605,041
Banks 2.6%
Bank of America Corp. ............................................... 468,751 13,725,029
Bank OZK ......................................................... 63,515 2,268,756
Citigroup, Inc. ...................................................... 474,440 22,331,891
FNB Corp. ........................................................ 201,540 2,313,679
JPMorgan Chase & Co. ............................................... 13,957 1,929,416
Webster Financial Corp. .............................................. 98,784 3,684,643
46,253,414
Beverages 1.8%
Brown-Forman Corp., B .............................................. 29,381 1,912,409
PepsiCo, Inc. ...................................................... 156,513 29,876,767
31,789,176
Biotechnology 3.4%
Gilead Sciences, Inc. ................................................ 374,237 30,766,024
a
Regeneron Pharmaceuticals, Inc. ....................................... 25,984 20,833,711
a
Vertex Pharmaceuticals, Inc. ........................................... 26,020 8,865,795
60,465,530
Broadline Retail 2.2%
a
Amazon.com, Inc. ................................................... 237,480 25,042,266
eBay, Inc. ......................................................... 213,008 9,889,961
a
Etsy, Inc. .......................................................... 16,943 1,711,751
Macy's, Inc. ........................................................ 155,031 2,533,207
39,177,185
Building Products 0.6%
a
Builders FirstSource , Inc. ............................................. 82,588 7,826,865
Owens Corning ..................................................... 25,228 2,694,602
10,521,467
Capital Markets 2.8%
Affiliated Managers Group, Inc. ......................................... 21,335 3,080,347
Evercore , Inc., A .................................................... 20,706 2,361,934
FactSet Research Systems, Inc. ........................................ 21,893 9,013,129
Jefferies Financial Group, Inc. .......................................... 114,500 3,667,435
LPL Financial Holdings, Inc. ........................................... 47,463 9,912,173
MarketAxess Holdings, Inc. ............................................ 20,119 6,405,286
MSCI, Inc. ......................................................... 5,305 2,559,397
SEI Investments Co. ................................................. 58,780 3,462,730

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
State Street Corp. ................................................... 120,170 $ 8,683,484
49,145,915
Chemicals 1.9%
Air Products and Chemicals, Inc. ........................................ 6,162 1,813,846
Albemarle Corp. .................................................... 37,721 6,995,736
CF Industries Holdings, Inc. ........................................... 112,817 8,075,441
Linde plc .......................................................... 22,489 8,308,561
LyondellBasell Industries NV, A ......................................... 40,947 3,873,996
Mosaic Co. (The) ................................................... 84,921 3,638,865
32,706,445
Commercial Services & Supplies 0.4%
Cintas Corp. ....................................................... 6,073 2,767,891
a
Clean Harbors, Inc. .................................................. 14,780 2,145,465
Rollins, Inc. ........................................................ 58,390 2,466,978
7,380,334
Communications Equipment 1.0%
Cisco Systems, Inc. ................................................. 378,281 17,873,777
Construction & Engineering 0.1%
Quanta Services, Inc. ................................................ 11,827 2,006,332
Construction Materials 0.1%
Eagle Materials, Inc. ................................................. 13,156 1,949,851
Consumer Finance 0.6%
OneMain Holdings, Inc. ............................................... 60,749 2,330,939
Synchrony Financial ................................................. 261,997 7,731,532
10,062,471
Consumer Staples Distribution & Retail 2.2%
Albertsons Cos., Inc., A ............................................... 133,286 2,785,677
Kroger Co. (The) .................................................... 373,955 18,185,432
a
Performance Food Group Co. .......................................... 28,655 1,796,382
Target Corp. ....................................................... 12,581 1,984,653
Walmart, Inc. ...................................................... 89,341 13,487,811
38,239,955
Containers & Packaging 0.2%
Graphic Packaging Holding Co. ......................................... 167,576 4,132,424
Distributors 0.2%
Genuine Parts Co. .................................................. 19,321 3,251,918
Diversified Telecommunication Services 0.6%
AT&T, Inc. ......................................................... 617,135 10,904,775
Electric Utilities 1.8%
American Electric Power Co., Inc. ....................................... 246,561 22,787,168
NRG Energy, Inc. ................................................... 132,077 4,513,071
OGE Energy Corp. .................................................. 115,544 4,337,522
31,637,761
Electrical Equipment 0.7%
Acuity Brands, Inc. .................................................. 18,207 2,865,418
Hubbell, Inc. ....................................................... 28,650 7,716,018

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Electrical Equipment (continued)
nVent Electric plc ................................................... 41,626 $ 1,745,378
12,326,814
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., A .................................................. 21,740 1,640,718
a
Arrow Electronics, Inc. ............................................... 14,297 1,636,006
Jabil, Inc. ......................................................... 74,156 5,795,291
a
Keysight Technologies, Inc. ............................................ 9,968 1,441,772
Vontier Corp. ....................................................... 62,471 1,694,838
12,208,625
Energy Equipment & Services 0.3%
Schlumberger NV ................................................... 107,752 5,317,561
Entertainment 1.1%
a
Activision Blizzard, Inc. ............................................... 62,066 4,823,149
a
Netflix, Inc. ........................................................ 37,740 12,451,558
World Wrestling Entertainment, Inc., A .................................... 24,275 2,601,552
19,876,259
Financial Services 3.6%
a
Berkshire Hathaway, Inc., B ............................................ 26,438 8,686,205
a
Euronet Worldwide, Inc. .............................................. 28,139 3,116,113
Jack Henry & Associates, Inc. .......................................... 41,793 6,826,469
Mastercard , Inc., A .................................................. 14,183 5,389,965
MGIC Investment Corp. ............................................... 170,576 2,536,465
Visa, Inc., A ........................................................ 148,834 34,638,137
Western Union Co. (The) .............................................. 222,761 2,434,778
63,628,132
Food Products 1.0%
Archer-Daniels-Midland Co. ........................................... 26,887 2,099,337
Hershey Co. (The) .................................................. 54,042 14,756,709
16,856,046
Gas Utilities 0.1%
National Fuel Gas Co. ................................................ 29,231 1,634,013
Ground Transportation 0.5%
a
Avis Budget Group, Inc. .............................................. 14,409 2,545,638
Landstar System, Inc. ................................................ 21,062 3,707,544
Ryder System, Inc. .................................................. 27,950 2,212,522
8,465,704
Health Care Equipment & Supplies 2.3%
a
Align Technology, Inc. ................................................ 6,068 1,973,920
Becton Dickinson & Co. ............................................... 7,053 1,864,179
a
Edwards Lifesciences Corp. ........................................... 38,389 3,377,464
a
Hologic , Inc. ....................................................... 138,768 11,935,436
a
IDEXX Laboratories, Inc. .............................................. 38,195 18,798,051
Zimmer Biomet Holdings, Inc. .......................................... 24,203 3,350,663
41,299,713
Health Care Providers & Services 2.8%
a
Centene Corp. ..................................................... 208,447 14,368,252
Cigna Group (The) .................................................. 9,090 2,302,406
CVS Health Corp. ................................................... 138,491 10,152,775
HCA Healthcare, Inc. ................................................. 9,937 2,855,198

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ...................................................... 11,914 $ 6,320,258
McKesson Corp. .................................................... 19,861 7,234,171
UnitedHealth Group, Inc. .............................................. 13,784 6,782,968
50,016,028
Health Care REITs 0.2%
Medical Properties Trust, Inc. .......................................... 345,011 3,025,747
Hotels, Restaurants & Leisure 1.9%
a
Booking Holdings, Inc. ............................................... 4,250 11,416,818
Boyd Gaming Corp. ................................................. 35,918 2,492,709
McDonald's Corp. ................................................... 45,671 13,507,198
Yum! Brands, Inc. ................................................... 37,461 5,266,267
32,682,992
Household Durables 0.3%
a
NVR, Inc. ......................................................... 954 5,571,360
a
Household Products 1.7%
Colgate-Palmolive Co. ............................................... 335,646 26,784,551
Kimberly-Clark Corp. ................................................. 13,597 1,970,069
Procter & Gamble Co. (The) ........................................... 12,332 1,928,478
30,683,098
Industrial Conglomerates 0.6%
3M Co. ........................................................... 105,196 11,173,919
Industrial REITs 0.2%
First Industrial Realty Trust, Inc. ........................................ 73,902 3,877,638
Insurance 2.4%
Aon plc, A ......................................................... 30,108 9,790,519
a
Arch Capital Group Ltd. ............................................... 202,148 15,175,250
Erie Indemnity Co., A ................................................. 13,554 2,945,691
Everest Re Group Ltd. ............................................... 4,489 1,696,842
Globe Life, Inc. ..................................................... 36,765 3,989,738
Hartford Financial Services Group, Inc. (The) .............................. 57,566 4,086,610
Unum Group ....................................................... 113,833 4,803,753
42,488,403
Interactive Media & Services 5.9%
a
Alphabet, Inc., A .................................................... 301,909 32,406,912
a
Alphabet, Inc., C .................................................... 267,282 28,925,258
a
Meta Platforms, Inc., A ............................................... 181,102 43,522,433
104,854,603
IT Services 1.0%
Amdocs Ltd. ....................................................... 69,743 6,364,049
Cognizant Technology Solutions Corp., A .................................. 50,609 3,021,863
a
DXC Technology Co. ................................................. 130,854 3,120,868
a
Gartner, Inc. ....................................................... 7,532 2,278,129
a
VeriSign, Inc. ...................................................... 9,653 2,141,035
16,925,944
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc. ............................................. 14,305 1,937,326
a
Mettler -Toledo International, Inc. ........................................ 12,692 18,930,118

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Waters Corp. ...................................................... 27,197 $ 8,168,891
29,036,335
Machinery 1.9%
AGCO Corp. ....................................................... 35,480 4,397,391
Allison Transmission Holdings, Inc. ...................................... 53,260 2,598,556
Lincoln Electric Holdings, Inc. .......................................... 31,873 5,348,289
PACCAR, Inc. ...................................................... 153,578 11,470,741
Snap-on, Inc. ...................................................... 30,079 7,802,793
Timken Co. (The) ................................................... 34,790 2,673,612
34,291,382
Media 0.8%
Comcast Corp., A ................................................... 244,917 10,132,216
Nexstar Media Group, Inc., A ........................................... 9,394 1,629,389
Omnicom Group, Inc. ................................................ 19,152 1,734,597
13,496,202
Metals & Mining 0.9%
Nucor Corp. ....................................................... 60,366 8,945,034
Steel Dynamics, Inc. ................................................. 63,095 6,558,725
15,503,759
Multi-Utilities 1.0%
Consolidated Edison, Inc. ............................................. 179,566 17,681,864
Oil, Gas & Consumable Fuels 4.8%
APA Corp. ......................................................... 169,216 6,235,609
Chevron Corp. ..................................................... 73,674 12,419,963
Exxon Mobil Corp. ................................................... 164,352 19,449,416
HF Sinclair Corp. ................................................... 38,660 1,705,293
Marathon Petroleum Corp. ............................................ 117,855 14,378,310
Ovintiv , Inc. ........................................................ 97,817 3,529,237
PDC Energy, Inc. ................................................... 50,196 3,265,250
Valero Energy Corp. ................................................. 211,538 24,257,062
85,240,140
Passenger Airlines 0.2%
a
Delta Air Lines, Inc. .................................................. 83,700 2,871,747
a
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), A ........................................ 9,343 2,305,105
Pharmaceuticals 4.5%
Bristol-Myers Squibb Co. .............................................. 202,335 13,509,908
Johnson & Johnson ................................................. 29,846 4,885,790
Merck & Co., Inc. ................................................... 351,740 40,615,418
Pfizer, Inc. ......................................................... 544,748 21,185,250
80,196,366
Professional Services 0.8%
a
CACI International, Inc., A ............................................. 5,812 1,821,016
Genpact Ltd. ....................................................... 38,140 1,699,137
ManpowerGroup , Inc. ................................................ 29,528 2,235,565
Paychex, Inc. ...................................................... 54,236 5,958,367
Science Applications International Corp. .................................. 30,919 3,154,665
14,868,750

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Real Estate Management & Development 0.1%
a
Jones Lang LaSalle, Inc. .............................................. 9,886 $ 1,374,549
a
Residential REITs 0.2%
Mid-America Apartment Communities, Inc. ................................ 26,805 4,122,609
Retail REITs 0.4%
Simon Property Group, Inc. ............................................ 55,342 6,271,355
Semiconductors & Semiconductor Equipment 5.3%
Broadcom, Inc. ..................................................... 7,950 4,980,675
a
Cirrus Logic, Inc. .................................................... 30,581 2,623,544
KLA Corp. ......................................................... 30,579 11,820,007
Microchip Technology, Inc. ............................................ 167,880 12,253,561
NVIDIA Corp. ...................................................... 46,449 12,889,133
a
ON Semiconductor Corp. ............................................. 199,510 14,356,739
QUALCOMM, Inc. ................................................... 36,061 4,211,925
Texas Instruments, Inc. ............................................... 183,855 30,740,556
93,876,140
Software 10.3%
a
Cadence Design Systems, Inc. ......................................... 135,160 28,309,262
Dolby Laboratories, Inc., A ............................................. 34,879 2,919,024
a
Fair Isaac Corp. .................................................... 13,657 9,941,613
a
Manhattan Associates, Inc. ............................................ 36,075 5,976,906
Microsoft Corp. ..................................................... 372,065 114,320,692
a
Synopsys, Inc. ..................................................... 8,851 3,286,553
a
Teradata Corp. ..................................................... 57,947 2,243,128
a
VMware, Inc., A ..................................................... 120,897 15,115,752
182,112,930
Specialized REITs 1.1%
Gaming and Leisure Properties, Inc. ..................................... 33,302 1,731,704
Public Storage ..................................................... 41,993 12,380,796
VICI Properties, Inc. ................................................. 89,984 3,054,057
Weyerhaeuser Co. .................................................. 57,802 1,728,858
18,895,415
Specialty Retail 2.6%
a
AutoZone, Inc. ..................................................... 2,078 5,534,358
Best Buy Co., Inc. ................................................... 19,823 1,477,210
Home Depot, Inc. (The) ............................................... 26,229 7,882,864
Lowe's Cos., Inc. .................................................... 46,876 9,742,239
Penske Automotive Group, Inc. ......................................... 14,693 2,036,156
TJX Cos., Inc. (The) ................................................. 67,488 5,319,404
a
Ulta Beauty, Inc. .................................................... 20,036 11,048,452
Williams-Sonoma, Inc. ............................................... 26,957 3,262,875
46,303,558
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc. ........................................................ 579,987 98,412,194
Hewlett Packard Enterprise Co. ......................................... 741,811 10,622,734
a
Pure Storage, Inc., A ................................................. 69,975 1,597,529
110,632,457
Textiles, Apparel & Luxury Goods 0.5%
a
Deckers Outdoor Corp. ............................................... 15,228 7,299,389
a
Lululemon Athletica , Inc. .............................................. 5,105 1,939,543
9,238,932

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 30 .
a a
Shares
a
Value
a
Common Stocks
(continued)
Tobacco 0.6%
Altria Group, Inc. .................................................... 141,050 $ 6,701,285
Philip Morris International, Inc. ......................................... 31,613 3,160,352
9,861,637
Trading Companies & Distributors 0.3%
WW Grainger, Inc. ................................................... 8,351 5,808,705
Water Utilities 0.1%
Essential Utilities, Inc. ................................................ 40,908 1,746,772
Wireless Telecommunication Services 0.2%
a
T-Mobile US, Inc. ................................................... 24,298 3,496,482
a
Total Common Stocks (Cost $1,520,951,845) ....................................
1,752,021,247
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .................. 14,929,280 14,929,280
Total Money Market Funds (Cost $14,929,280) ..................................
14,929,280
Total Short Term Investments (Cost $14,929,280 ) ................................
14,929,280
a
Total Investments (Cost $1,535,881,125) 99.9% ..................................
$1,766,950,527
Other Assets, less Liabilities 0.1% .............................................
1,687,725
Net Assets 100.0% ...........................................................
$1,768,638,252
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, three of which are included in this report (Funds).
The Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2023, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 2,085,742 $ 26,337,722 $ (27,360,899) $ — $ — $ 1,062,565 1,062,565 $ 19,947
Total Affiliated Securities ... $2,085,742 $26,337,722 $(27,360,899) $— $— $1,062,565 $19,947
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 7,114,441 $ 135,866,094 $ (135,210,402) $ — $ — $ 7,770,133 7,770,133 $ 168,173
Total Affiliated Securities ... $7,114,441 $135,866,094 $(135,210,402) $— $— $7,770,133 $168,173
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 19,849,812 $ 58,927,065 $ (63,847,597) $ — $ — $ 14,929,280 14,929,280 $ 385,005
Total Affiliated Securities ... $19,849,812 $58,927,065 $(63,847,597) $— $— $14,929,280 $385,005
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2023, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 187,645 $ — $ 187,645
Air Freight & Logistics ................... 426,272 — — 426,272
Automobile Components ................. — 706,671 — 706,671
Automobiles .......................... — 3,581,114 — 3,581,114
Banks ............................... 1,570,610 14,864,861 —
a
16,435,471
Beverages ........................... 1,471,684 626,690 — 2,098,374
Biotechnology ......................... — 764,438 — 764,438
Broadline Retail ....................... 2,457,473 3,023,005 — 5,480,478
Capital Markets ........................ 122,888 946,208 — 1,069,096
Chemicals ........................... 199,504 2,892,107 —
a
3,091,611
Commercial Services & Supplies ........... — 124,077 — 124,077
Communications Equipment .............. — 278,677 — 278,677
Construction & Engineering ............... — 952,217 — 952,217
Construction Materials .................. — 1,228,791 — 1,228,791
Consumer Finance ..................... — 825,616 — 825,616
Consumer Staples Distribution & Retail ...... 625,319 998,889 — 1,624,208
Containers & Packaging ................. 125,411 — — 125,411
Diversified REITs ...................... 117,020 — — 117,020
Diversified Telecommunication Services ..... — 2,008,803 — 2,008,803
Electric Utilities ........................ 336,713 — —
a
336,713
Electrical Equipment .................... — 1,789,823 — 1,789,823
Electronic Equipment, Instruments &
Components ........................ — 3,274,265 — 3,274,265
Entertainment ......................... 283,062 1,281,242 — 1,564,304
Financial Services ...................... 119,187 1,639,407 — 1,758,594
Food Products ........................ 364,533 2,105,217 — 2,469,750
Gas Utilities .......................... — 839,510 — 839,510
Ground Transportation .................. — 199,680 — 199,680
Health Care Equipment & Supplies ......... — 354,984 — 354,984
Health Care Providers & Services .......... — 1,219,973 — 1,219,973
Hotels, Restaurants & Leisure ............. 694,087 1,642,867 — 2,336,954
Household Durables .................... — 422,588 — 422,588
Household Products .................... 141,532 — — 141,532
Independent Power and Renewable Electricity
Producers .......................... 381,055 599,874 — 980,929
Industrial Conglomerates ................ — 1,044,129 — 1,044,129
Insurance ............................ 362,900 3,667,721 — 4,030,621
Interactive Media & Services .............. 504,050 5,074,284 — 5,578,334
IT Services ........................... — 2,979,204 — 2,979,204
Life Sciences Tools & Services ............ — 939,049 — 939,049
Machinery ............................ — 771,882 — 771,882
Marine Transportation ................... — 580,573 — 580,573
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Media ............................... $ 153,830 $ — $ — $ 153,830
Metals & Mining ....................... 720,143 2,315,212 —
a
3,035,355
Oil, Gas & Consumable Fuels ............. 1,364,564 3,186,050 — 4,550,614
Paper & Forest Products ................. — 165,576 — 165,576
Passenger Airlines ..................... — 298,384 — 298,384
Personal Care Products ................. — 1,094,518 — 1,094,518
Pharmaceuticals ....................... — 1,844,015 — 1,844,015
Real Estate Management & Development .... 500,965 2,118,643 — 2,619,608
Semiconductors & Semiconductor Equipment . 206,640 10,126,827 — 10,333,467
Software ............................. — 292,531 — 292,531
Specialty Retail ........................ — 933,347 — 933,347
Technology Hardware, Storage & Peripherals . — 7,196,571 — 7,196,571
Textiles, Apparel & Luxury Goods .......... — 1,463,346 — 1,463,346
Tobacco ............................. — 582,372 — 582,372
Transportation Infrastructure .............. 688,290 182,633 — 870,923
Wireless Telecommunication Services ....... — 2,396,890 —
a
2,396,890
Preferred Stocks ......................... 4,218,497 — — 4,218,497
Short Term Investments ................... 1,062,565 — — 1,062,565
Total Investments in Securities ........... $19,218,794 $98,632,996
b
$— $117,851,790
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 13,679,676 — 13,679,676
Air Freight & Logistics ................... — 5,417,414 — 5,417,414
Automobile Components ................. — 4,282,980 — 4,282,980
Automobiles .......................... — 22,820,655 — 22,820,655
Banks ............................... — 71,398,804 — 71,398,804
Beverages ........................... — 19,464,945 — 19,464,945
Biotechnology ......................... — 8,465,259 — 8,465,259
Broadline Retail ....................... — 2,559,254 — 2,559,254
Building Products ...................... — 10,240,130 — 10,240,130
Capital Markets ........................ — 28,694,930 — 28,694,930
Chemicals ........................... — 27,827,235 — 27,827,235
Commercial Services & Supplies ........... — 2,063,465 — 2,063,465
Communications Equipment .............. — 1,828,130 — 1,828,130
Construction & Engineering ............... — 5,936,461 — 5,936,461
Construction Materials .................. — 6,181,267 — 6,181,267
Consumer Staples Distribution & Retail ...... — 13,814,368 — 13,814,368
Containers & Packaging ................. — 872,809 — 872,809
Diversified Consumer Services ............ — 844,315 — 844,315
Diversified REITs ...................... — 2,611,742 — 2,611,742
Diversified Telecommunication Services ..... — 20,297,271 — 20,297,271
Electric Utilities ........................ — 12,908,370 — 12,908,370
Electrical Equipment .................... — 14,451,347 — 14,451,347
Electronic Equipment, Instruments &
Components ........................ — 10,179,863 — 10,179,863
Entertainment ......................... — 6,034,831 — 6,034,831
Financial Services ...................... — 13,081,707 — 13,081,707
Food Products ........................ — 31,349,457 — 31,349,457
Gas Utilities .......................... — 3,603,230 — 3,603,230
Ground Transportation .................. — 4,082,522 — 4,082,522
Health Care Equipment & Supplies ......... — 16,812,452 — 16,812,452
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Providers & Services .......... $ — $ 2,951,239 $ — $ 2,951,239
Health Care Technology ................. — 812,532 — 812,532
Hotels, Restaurants & Leisure ............. — 12,896,013 — 12,896,013
Household Durables .................... — 8,896,283 — 8,896,283
Household Products .................... — 5,039,463 — 5,039,463
Independent Power and Renewable Electricity
Producers .......................... — 2,773,277 — 2,773,277
Industrial Conglomerates ................ — 14,685,989 — 14,685,989
Industrial REITs ....................... — 2,464,455 — 2,464,455
Insurance ............................ — 43,108,123 — 43,108,123
Interactive Media & Services .............. — 2,216,882 — 2,216,882
IT Services ........................... — 5,141,360 — 5,141,360
Leisure Products ....................... — 1,999,104 — 1,999,104
Life Sciences Tools & Services ............ — 3,691,754 — 3,691,754
Machinery ............................ — 24,321,864 — 24,321,864
Marine Transportation ................... — 3,077,791 — 3,077,791
Media ............................... — 2,917,108 — 2,917,108
Metals & Mining ....................... — 33,757,507 — 33,757,507
Multi-Utilities .......................... — 6,017,687 — 6,017,687
Office REITs .......................... — 1,038,225 — 1,038,225
Oil, Gas & Consumable Fuels ............. — 41,727,458 — 41,727,458
Paper & Forest Products ................. — 2,738,294 — 2,738,294
Passenger Airlines ..................... — 993,879 — 993,879
Personal Care Products ................. — 21,691,013 — 21,691,013
Pharmaceuticals ....................... — 81,922,225 — 81,922,225
Professional Services ................... — 15,632,805 — 15,632,805
Real Estate Management & Development .... — 16,212,993 — 16,212,993
Retail REITs .......................... — 2,954,341 — 2,954,341
Semiconductors & Semiconductor Equipment . — 27,137,623 — 27,137,623
Software ............................. 2,458,557 10,004,593 — 12,463,150
Specialty Retail ........................ — 9,188,335 — 9,188,335
Technology Hardware, Storage & Peripherals . — 2,905,714 — 2,905,714
Textiles, Apparel & Luxury Goods .......... — 36,670,237 — 36,670,237
Tobacco ............................. — 8,312,773 — 8,312,773
Trading Companies & Distributors .......... — 12,299,111 — 12,299,111
Transportation Infrastructure .............. — 1,530,711 — 1,530,711
Wireless Telecommunication Services ....... — 9,637,745 — 9,637,745
Rights ................................. — — —
c
—
Short Term Investments ................... 7,770,133 — — 7,770,133
Total Investments in Securities ........... $10,228,690 $861,171,395
d
$— $871,400,085
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 1,752,021,247 — — 1,752,021,247
Short Term Investments ................... 14,929,280 — — 14,929,280
Total Investments in Securities ........... $1,766,950,527 $— $— $1,766,950,527
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Franklin
Emerging Market Core Equity (IU) Fund had little or no value at April 30, 2023.
b
Includes foreign securities valued at $98,456,807, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes financial instruments determined to have no value at April 30, 2023.
d
Includes foreign securities valued at $861,171,395, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
GDR
Global Depositary Receipt
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.